Accruals and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of accruals and other current liabilities

	As of December 31,
	2023	2024
	(RMB in thousands)
Tax payable	869,529	1,044,650
Funds payable to Institutional Funding Partners (i)	1,071,301	854,805
Guarantee derivative liabilities at fair value (Note 9)	1,357,601	668,610
Accrued payroll and welfare	392,176	443,082
Accrued risk management fees	220,279	371,741
Accrued marketing expenses	150,927	165,612
Other accrued expenses	83,381	134,621
Deferred service fees	36,614	107,678
Amount due to third party sellers	80,099	81,520
Accrued professional fees and outsourcing fees	59,668	60,777
Other payables	67,348	41,261
Short-term leasing liabilities	40,942	39,723
Accrued interest payable	4,389	5,596
Total accurals and other current liabilities	4,434,254	4,019,676

(i)
The payable balances mainly include repayment received from Borrowers but not yet transferred to accounts of Institutional Funding Partners due to the settlement time lag.